STOCKHOLDERS' EQUITY - Common Stock Shares (Details) - CIK 0001844840 Artisan Acquisition Corp - $ / shares		11 Months Ended
	Mar. 01, 2021	Dec. 31, 2021
Class of Stock [Line Items]
Ratio to be applied to the stock in the conversion		1
Class A ordinary shares
Class of Stock [Line Items]
Common shares, shares authorized (in shares)		300,000,000
Common shares, par value (in dollars per share)		$ 0.0001
Common shares, votes per share		one
Common shares, shares issued (in shares)		33,934,235
Common shares, shares outstanding (in shares)		0
Shares subject to possible redemption		33,934,235
Class B ordinary shares
Class of Stock [Line Items]
Common shares, shares authorized (in shares)		30,000,000
Common shares, par value (in dollars per share)		$ 0.0001
Common shares, votes per share		one
Common shares, shares issued (in shares)		9,983,558
Common shares, shares outstanding (in shares)		9,983,558
Class B ordinary shares | Founder Shares | Sponsor
Class of Stock [Line Items]
Common shares, shares outstanding (in shares)	10,125,000
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders	20.00%	20.00%